INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES.
INVENTORIES

5— INVENTORIES

	December 31,
	2024	2023
Components, spare parts	13,814	8,973
Work-in-progress	1,019	512
Finished goods – own manufactured products	2,783	2,115
Finished goods – distribution products	2,933	4,775
Total gross inventories	20,549	16,375
Less: allowance for slow-moving inventory and net realizable value	(2,054)	(1,263)
Total	18,495	15,112

The provision for slow moving inventory relates to components and spare parts. The increase in the allowance for slow moving inventory (excluding exchange rate impact), which are classified within cost of sales, amounted to €809 thousand for the year ended December 31, 2024, €354 thousand for the year ended December 31, 2023, and €93 thousand for the year ended December 31, 2022. The increase in the allowance for slow moving inventory linked to the Boston Scientific contract amounted to

€570 thousand for the year ended December 31, 2024. During 2023, the Company wrote off obsolete inventory, which was fully reserved for an amount of €301 thousand.